Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Changes in Non-cash Working Capital Items Related to Operating Activities
The changes in non-cash working capital items related to operating activities for the years ended December 31, 2016, 2015 and 2014 are as follows:

	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $	Year Ended December 31, 2014 $
Accounts receivable	34,669	(24,285)	73,020
Prepaid expenses and other assets	5,983	804	1,899
Accounts payable and accrued liabilities	38,627	(23,745)	(87,597)
Advances (to) from affiliate	(5,061)	73,129	(98,806)
	74,218	25,903	(111,484)

Cash Portion of Purchase Price of Vessels Acquired from Teekay Corporation
The cash portion of the purchase price of vessels acquired from Teekay Corporation is as follows:

	Year ended December 31, 2016 $	Year ended December 31, 2015 $	Year ended December 31, 2014 $
Petrojarl Knarr (net of cash aquired of $14.2 million)(1) (note 3)	—	(112,710)	—
Voyageur Spirit (note 11c)	—	—	6,181
	—	(112,710)	6,181

(1)
As at December 31, 2015, the cash portion of the purchase price does not include the conversion of $300.0 million of the convertible promissory note into 14.4 million common units of the Partnership issued to Teekay Corporation (see note 3).